Significant Accounting Policies and Judgements (Details 2) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Disclosure Of Accounting Policies [Abstract]
Operating Lease commitments as disclosed at December 31, 2018	$ 10,298,432
Effect of discounting using the incremental borrowing rates at January 1, 2019	(5,569,108)
Lease liabilities recognized at January 1, 2019	4,729,324	$ 5,943,919
Initial Recognition of ROU assets at application date	5,184,165
Accumulated Depreciation as at application date	(653,935)
Net right-of-use assets recognized at January 1, 2019	$ 4,530,230